Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total	Share Capital [Member]	Share Premium [Member]	Warrant Reserve [Member]	Treasury Shares [Member]	Share Based Payment Reserve [Member]	Merger Reserve [Member]	Reverse Acquisition Reserve [Member]	Equity Component of Convertible Notes [Member]	Other Distributable Reserves [Member]	Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2017		$ 26,046	$ 25,198	$ 68,233	$ 0	$ 0	$ 5,659	$ 42,627	$ (73,914)	$ 0	$ 0	$ 26	$ (41,783)
Changes in equity [Abstract]
Loss for the year		(30,487)	0	0	0	0	0	0	0	0	0	0	(30,487)
Foreign exchange translation reserve		(77)	0	0	0	0	0	0	0	0	0	(77)	0
Total comprehensive loss for the year attributable to the equity holders of the Company		(30,564)	0	0	0	0	0	0	0	0	0	(77)	(30,487)
Transactions with owners
Share based payment expense		821	0	0	0	0	821	0	0	0	0	0	0
Share based payment expense - Lapsed		0	0	0	0	0	(7)	0	0	0	0	0	7
Total transactions with owners		821	0	0	0	0	814	0	0	0	0	0	7
Ending balance at Dec. 31, 2018		(3,697)	25,198	68,233	0	0	6,473	42,627	(73,914)	0	0	(51)	(72,263)
Changes in equity [Abstract]
Loss for the year	[1]	(62,998)	0	0	0	0	0	0	0	0	0	0	(62,998)
Foreign exchange translation reserve	[1]	755	0	0	0	0	0	0	0	0	0	755	0
Total comprehensive loss for the year attributable to the equity holders of the Company	[1]	(62,243)	0	0	0	0	0	0	0	0	0	755	(62,998)
Transactions with owners
Share consolidation		0	(21,262)	21,262	0	0	0	0	0	0	0	0	0
Issue of shares in exchange for warrants		0	126	2,422	(2,548)	0	0	0	0	0	0	0	0
Issue of shares in equity fund raise		8,000	533	7,467	0	0	0	0	0	0	0	0	0
Issue costs associated with equity fund raise		(1,886)	0	(1,886)	0	0	0	0	0	0	0	0	0
Acquisition of subsidiary without a change of control		0	(495)	(3,726)	0	0	0	0	0	0	(2,969)	7,190	0
Issue of shares and warrants in consideration of Aegerion Acquisition		152,615	5,759	132,392	14,464	0	0	0	0	0	0	0	0
Issuance of shares and warrants in equity fund raise		60,000	2,059	47,338	10,603	0	0	0	0	0	0	0	0
Issue costs associated with equity fund raise		(3,105)	0	(2,575)	(530)	0	0	0	0	0	0	0	0
Issue of convertible notes		29,210	0	0	0	0	0	0	0	29,210	0	0	0
Issuance of contingent value rights		(47,902)	0	0	0	0	0	0	0	0	(47,902)	0	0
Transfer to distributable reserves		0	0	(268,505)	0	0	0	0	0	0	268,505	0	0
Treasury shares acquired in consideration for additional warrants		0	0	0	7,534	(7,534)	0	0	0	0	0	0	0
Share based payment expense		841	0	0	0	0	841	0	0	0	0	0	0
Share based payment expense - Lapsed		0	0	0	0	0	(4,124)	0	0	0	0	0	4,124
Total transactions with owners		197,773	(13,280)	(65,811)	29,523	(7,534)	(3,283)	0	0	29,210	217,634	7,190	4,124
Ending balance at Dec. 31, 2019	[1]	131,833	11,918	2,422	29,523	(7,534)	3,190	42,627	(73,914)	29,210	217,634	7,894	(131,137)
Changes in equity [Abstract]
Loss for the year		(104,527)	0	0	0	0	0	0	0	0	0	0	(104,527)
Foreign exchange translation reserve		(2,164)	0	0	0	0	0	0	0	0	0	(2,164)	0
Total comprehensive loss for the year attributable to the equity holders of the Company		(106,691)	0	0	0	0	0	0	0	0	0	(2,164)	(104,527)
Transactions with owners
Issue of shares in exchange for warrants		0	630	14,131	(14,761)	0	0	0	0	0	0	0	0
Issue of shares in equity fund raise		40,000	1,303	38,697	0	0	0	0	0	0	0	0	0
Issue costs associated with equity fund raise		(3,848)	0	(3,848)	0	0	0	0	0	0	0	0	0
Issue of treasury shares for share options exercised		119	0	6	0	113	0	0	0	0	0	0	0
Share based payment expense		4,729	0	0	0	0	4,729	0	0	0	0	0	0
Share based payment expense - Lapsed		0	0	0	0	0	(59)	0	0	0	0	0	59
Total transactions with owners		41,000	1,933	48,986	(14,761)	113	4,670	0	0	0	0	0	59
Ending balance at Dec. 31, 2020		$ 66,142	$ 13,851	$ 51,408	$ 14,762	$ (7,421)	$ 7,860	$ 42,627	$ (73,914)	$ 29,210	$ 217,634	$ 5,730	$ (235,605)

[1]	see Note 27